Risks and Uncertainties (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk by Customers

The followings are the percentages of accounts receivable balance of the top five customers over accounts receivable for each segment as of December 31, 2020 and March 31, 2020.

Garment manufacturing segment

	December 31, 2020	March 31, 2020
Customer A	97.2%	85.5%
Customer B	2.7%	Nil	%

The high concentration as of March 31, 2020 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	December 31, 2020	March 31, 2020
Customer A	24.9%	22.4%
Customer B	13.0%	0.0%
Customer C	11.4%	18.3%
Customer D	10.0%	0.6%
Customer E	7.6%	2.4%

The followings are the percentages of accounts receivable balance of the top five customers over accounts receivable for each segment as at March 31, 2020 and 2019.

Garment manufacturing segment

	2020	2019
Customer A	85.5%	0%
Customer B	10.2%	28.7%
Customer C	2.0%	0%
Customer D	0.7%	0%
Customer E	0.5%	0%

The high concentration as at March 31, 2020 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	2020	2019
Customer A	22.4%	27.4%
Customer B	18.3%	18.8%
Customer C	17.8%	17.6%
Customer D	5.0%	2.6%
Customer E	3.8%	2.9%

Schedule of Inventory Purchases from Suppliers

The following tables summarized the purchases from five largest suppliers of each of the reportable segment for the three and nine months ended December 31, 2020 and 2019.

	Three months ended		Nine months ended
	December 31,		December 31,
	2020	2019	2020	2019
Garment manufacturing segment	100.0%	98.7%	97.7%	91.2%
Logistics services segment	79.1%	90.4%	99.7%	69.0%
Property management and subleasing	100.0%	-%	100.0%	-%
Epidemic prevention supplies	100.0%	-%	100.0%	-%